Goodwill and Other Intangible Assets (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill and Other Intangible Assets
Intangible assets other than goodwill acquired	¥ 143,156	¥ 177,585	¥ 168,911
Amortization expense	115,037	116,065	178,164
Amortization of capitalized costs for software	¥ 38,899	¥ 40,128	¥ 85,841